Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables summarize the Company’s assets and liabilities that are measured at fair value on a recurring basis in the consolidated financial statements (in thousands):

	Fair Value Measurements at December 31, 2021 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative warrant liabilities—Public	$3,924	$—	$—	$3,924
Derivative warrants liabilities—Private	—	2,653	—	2,653

Total financial liabilities	$3,924	$2,653	$—	$6,577

	Fair Value Measurements at December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Redeemable convertible preferred stock warrant liability	$—	$—	$806	$806
Convertible loan	—	—	86,357	86,357

Total financial liabilities	$—	$—	$87,163	$87,163

Summary of Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table provides a reconciliation of activity and changes in fair value for the Company’s convertible loans and redeemable convertible preferred stock warrant liability using inputs classified as Level 3 (in thousands):

	Convertible Loans	Redeemable Convertible Preferred Stock Warrant Liability
Balance at January 1, 2020	$—	$337
Issuance of convertible loan	43,450	—
Change in fair value	42,907	469

Balance at December 31, 2020	86,357	806
Debt extinguishment of convertible loans	(36,782)	—
Proceeds from issuance of convertible loans	75,200	—
Change in fair value	27,338	(356)
Warrant reclassification to equity	—	(450)
Conversion of convertible loans	(152,113)	—

Balance at December 31, 2021	$—	$—